Segment information (Tables)	12 Months Ended
Mar. 31, 2016
Schedule of Segment Reporting Information, by Segment

Summarized segment information for the years ended March 31, 2014, March 31, 2015 and March 31, 2016:

	Fiscal years ended March 31,
	2014								2015
	Retail Banking		Wholesale Banking		Treasury Services		Total		Retail Banking		Wholesale Banking		Treasury Services		Total
	(In millions)
Net interest income/(expense) (External)	Rs.	105,479.2	Rs.	82,160.1	Rs.	4,932.8	Rs.	192,572.1	Rs.	110,165.3	Rs.	108,033.7	Rs.	17,977.3	Rs.	236,176.3
Net interest income/(expense) (Internal)		46,099.3		(48,923.0)		2,823.7		—		74,670.9		(67,529.7)		(7,141.2)		—
Net interest revenue		151,578.5		33,237.1		7,756.5		192,572.1		184,836.2		40,504.0		10,836.1		236,176.3
Less: Provision for credit losses		14,942.4		2,485.7		—		17,428.1		12,355.4		4,644.8		—		17,000.2

Net interest revenue, after allowance for credit losses		136,636.1		30,751.4		7,756.5		175,144.0		172,480.8		35,859.2		10,836.1		219,176.1
Non-interest revenue		62,670.8		8,551.4		(387.7)		70,834.5		73,189.9		9,557.4		(2,925.8)		79,821.5
Non-interest expense		(116,511.1)		(6,354.4)		(1,362.6)		(124,228.1)		(132,305.4)		(11,547.9)		(1,119.7)		(144,973.0)

Income before income tax	Rs.	82,795.8	Rs.	32,948.4	Rs.	6,006.2	Rs.	121,750.4	Rs.	113,365.3	Rs.	33,868.7	Rs.	6,790.6	Rs.	154,024.6

Income tax expense							Rs.	42,304.2							Rs.	54,519.9

Segment assets:
Segment total assets	Rs.	2,838,734.3	Rs.	1,776,968.9	Rs.	509,704.1	Rs.	5,125,407.3	Rs.	3,528,407.2	Rs.	2,248,913.1	Rs.	481,695.5	Rs.	6,259,015.8

	Fiscal year ended March 31
	2016
	Retail Banking		Wholesale Banking		Treasury Services		Total		Total
	(In millions)

Net interest income/(expense) (External)	Rs.	143,024.7	Rs.	127,326.0	Rs.	22,010.8	Rs.	292,361.5	US$	4,413.0
Net interest income/(expense) (Internal)		94,302.1		(88,187.6)		(6,114.5)		—		—
Net interest revenue		237,326.8		39,138.4		15,896.3		292,361.5		4,413.0
Less: Provision for credit losses		19,103.0		2,428.3		—		21,531.3		325.0

Net interest revenue, after allowance for credit losses		218,223.8		36,710.1		15,896.3		270,830.2		4,088.0
Non-interest revenue		85,999.6		11,630.8		(796.5)		96,833.9		1,461.6
Non-interest expense		(167,739.7)		(13,149.2)		(1,188.4)		(182,077.3)		(2,748.3)

Income before income tax	Rs.	136,483.7	Rs.	35,191.7	Rs.	13,911.4	Rs.	185,586.8	US$	2,801.3
Income tax expense							Rs.	67,536.9	US$	1,019.4

Segment assets:
Segment total assets	Rs.	4,534,800.3	Rs.	2,741,500.9	Rs.	460,422.1	Rs.	7,736,723.3	US$	116,780.7